Financial Risk Management	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Financial Risk Management
4	Financial risk management
The main risks related to the financial instruments are credit risk, market risk, and liquidity risk, as defined below. The management of such risks involves various levels in the Entity and comprehends a number of policies and strategies. The Group’s risk management focuses on the unpredictability of financial markets and seeks to mitigate potential adverse impacts on the Group’s financial performance.

4.1	Financial risk factors
This note explains the Group’s exposure to financial risks and how these risks could affect the Group’s future financial performance. Current year profit and loss information has been included where relevant to add further context.
The Group’s risk management is predominantly controlled by a risk assessment department under process and controls approved by the management. The management provides written process and controls for overall risk management, as well as policies covering specific areas, such as foreign exchange risk, interest rate risk, credit risk, use of derivative financial instruments and non-derivative
financial instruments, and investment of excess liquidity.

(a)	Credit risk
Credit risk arises from cash and cash equivalents, contractual cash flows of debt investments carried at amortized cost, at fair value through profit or loss (FVTPL), and deposits with banks and financial institutions, as well as credit exposures to wholesale and retail customers, including outstanding receivables.
(i) Risk management
As of December 31, 2024, and 2023 the expected credit losses are considered immaterial due to the short maturities of the deposits and the credit quality of the counterparties, which have investment-grade evaluated by credit agencies. The Entity has not suffered any losses from cash and cash equivalents since inception. Vinci Compass’s treasury review expected credit losses on a regular basis.
(ii) Impairment of financial assets
The Group has the following types of financial assets that are subject to the expected credit loss model:

•	Accounts receivable.

•	Loans and receivables from employees evaluated at amortized cost.
While cash and cash equivalents are also subject to the impairment requirements of IFRS 9, the expected impairment loss was immaterial.

(b)	Market risk
(i) Foreign exchange risk
At the reporting date, the carrying amount value of the Group’s financial assets and liabilities exposed to other currencies were as follows:

Balance sheet	12/31/2024	12/31/2023
Cash and cash equivalents	96,259	486,977
Financial instruments at fair value through profit or loss	102,626	606
Accounts receivable	171,744	5,927
Taxes recoverable	18,940	—
Other receivables	25,921	2,381

Current assets	415,490	495,891
Financial instruments at fair value through profit or loss	120,846	—
Financial instruments at amortized cost	6,991	—
Other receivables	1,949	(29)
Investments accounted for using the equity method	55,081	—
Deferred taxes	10,313	—
Lease, property and equipment	89,130	2,684
Non-current assets	284,310	2,655
Trade payables	11,527	589
Leases	12,038	—
Accounts payable	6,402	—
Loans and obligations	7,200	6,993
Labor and social security obligations	69,235	5,485
Taxes and contributions payable	19,705	—

Current liabilities	126,107	13,067
Other payables	309	242
Loans and obligations	577,982	424,340
Lease	40,531	940
Labor and secutiry obligations	341	—
Deferred taxes	496	—

Non-current liabilities	619,659	425,522

Net Equity exposed to other currencies (comprised as below)	(45,966)	59,957

Net Equity exposed to US Dollars	(260,868)	59,957

Net Equity exposed to Euros	2,096	—

Net Equity exposed to Pounds	15,445	—

Net Equity exposed to Chilean Pesos	120,484	—

Net Equity exposed to Uruguayan Pesos	1,239	—

Net Equity exposed to Colombian Pesos	13,352	—

Net Equity exposed to Argentine Pesos	12,706	—

Net Equity exposed to Mexican Pesos	11,366	—

Net Equity exposed to Peruvian Sols	38,214	—

The aggregate net foreign exchange gains/losses recognized in profit or loss were:

Net foreign exchange result	12/31/2024	12/31/2023	12/31/2022
Financial revenue	—	742	2,514
Financial expense	(20,807)	(775)	(2,986)

Net foreign exchange result, net	(20,807)	(33)	(472)

The Group operates internationally and is exposed to foreign exchange risk.
Foreign exchange risk arises from future commercial transactions and recognized assets and liabilities denominated in a currency that is not the functional currency of the Group.
(ii) Interest rate risk
The Group’s profit or loss is sensitive to higher/lower interest income as a result of changes in interest rates. Note 5(d) demonstrates the sensitivity analyses of impact for the assets held by the Group.
(iii) Price risk
The Group’s exposure to investment securities price risk arises from investments held by the group and classified in the balance sheet at fair value through profit or loss (note 5).
To manage its price risk arising from investments in investment securities, the Group diversifies its portfolio. Diversification of the portfolio is done in accordance with the limits set by the Group. Note 5(d) demonstrates the sensitivity analyses of impact for the assets held by the Group.

(c)	Liquidity risk
Prudent liquidity risk management implies maintaining sufficient cash and marketable securities and the availability of funding through an adequate amount of committed credit facilities to meet obligations when due and to close out market positions. At the end of the reporting period the Group held bank deposits and certificates of deposits of R$ 223,302 (12/31/2023 – R$ 660,305) that are expected to readily generate cash inflows for managing liquidity risk.
Net debt reconciliation
This section sets out an analysis of net debt and the movements in net debt for each of the years presented.

	12/31/2024	12/31/2023
Cash and cash equivalents	223,302	660,305
Financial instruments at fair value through profit or loss (i)	1,531,036	1,168,355
Trade payables	(11,527)	(1,869)
Labor and social security obligations	(191,063)	(106,863)
Accounts payable	(38,667)	(6,020)
Lease liabilities	(119,455)	(72,812)
Convertible preferred shares	(577,982)	(431,334)
Commercial notes	(55,150)	(73,189)
Consideration payable	(10,542)	(48,199)
Other obligations	(7,202)	—
Retirement plans liabilities	(374,813)	(85,554)

Net debt	367,937	1,002,820
The contingent consideration was not included in the net debt calculation since, subjected to certain conditions, the obligation will be settled by shares held in treasury or shares to be issued by Vinci Compass.

(i)	Comprised of liquid and illiquid investments. Liquid investments are current assets that are traded in an active market. Illiquid investments are comprised of assets that trade infrequently.

	Financial liabilities				Other assets
	Payables	Loans and obligations	Retirement plans	Lease liabilities	Cash and cash equivalents	Financial instruments at fair value through profit or loss
Net debt as at
December 31, 2022	(99,275)	(175,290)	—	(86,211)	136,581	1,243,764

Cash flow	(15,477)	20,864	(82,734)	25,830	522,328	(172,629)
Fair value and monetary adjustments	—	(28,686)	(2,820)	(2,737)	1,396	97,220
Addition and finance expenses accrual	—	(450,493)	—	—	—	—
Foreign exchange adjustments	—	16,513	—	—	—	—
Other changes (i)	—	—	—	(9,694)	—	—

December 31, 2023	(114,752)	(617,092)	(85,554)	(72,812)	660,305	1,168,355

Cash flow and dividends provision	(126,505)	112,315	(279,770)	29,406	(512,354)	269,443
Fair value and monetary adjustments	—	(37,998)	(9,489)	—	31,955	93,238
Addition and finance expenses accrual	—	(184,292)	—	(76,049)	—	—
Foreign exchange adjustments	—	(134,475)	—	—	43,396	—
Other changes (i)	—	—	—	—	—	—

December 31, 2024	(241,257)	(861,542)	(374,813)	(119,455)	223,302	1,531,036

(i)	Other changes include non-cash movements, including Cumulative Translation Adjustments (“CTA”) which are being presented as in other comprehensive income statements.
Maturities of financial liabilities
Except for the retirement plans liabilities, the tables below analyze the Group’s financial liabilities into relevant maturity groupings based on their contractual maturities for significant financial liabilities.

Contractual maturities of financial liabilities at December 31, 2024	Less than 1 year	Between 1 and 3 years	Over 3 years	Total	Carrying amount
Trade payables	(11,527)	—	—	(11,527)	(11,527)
Labor and social security obligations	(182,071)	(6,372)	(2,620)	(191,063)	(191,063)
Lease liabilities	(33,303)	(40,669)	(60,054)	(134,025)	(119,455)
Accounts payable	(38,667)	—	—	(38,667)	(38,667)
Loans and obligations	(72,303)	(150,003)	(1,065,615)	(1,287,921)	(861,542)

Total	(337,871)	(197,044)	(1,128,289)	(1,663,203)	(1,222,254)

Contractual maturities of financial liabilities at December 31, 2023	Less than 1 year	Between 1 and 3 years	Over 3 years	Total	Carrying amount
Trade payables	(1,869)	—	—	(1,869)	(1,869)
Labor and social security obligations	(101,505)	(2,458)	(2,900)	(106,863)	(106,863)
Lease liabilities	(24,381)	(32,786)	(36,017)	(93,184)	(72,812)
Accounts payable	(6,020)	—	—	(6,020)	(6,020)
Loans and obligations	(114,390)	(182,178)	(783,572)	(1,080,140)	(617,092)

Total	(248,165)	(217,422)	(822,489)	(1,288,076)	(804,656)

The amounts disclosed in the table below are the lease liabilities contractual undiscounted cash flows. Balances due within 12 months equal their carrying balances as the impact of discounting is not significant.

Contractual maturities of financial liabilities At 31 December 2024	Brazil	USA	Others	Total contractual cash flows	Carrying amount non-current liabilities
2026	(11,903)	(4,307)	(5,359)	(21,569)	(20,951)
2027	(10,580)	(4,449)	(4,068)	(19,097)	(16,287)
2028	(10,580)	(4,914)	(1,995)	(17,490)	(13,789)
2029	(10,580)	(5,141)	(1,517)	(17,238)	(12,749)
2030	(6,172)	(5,311)	(1,666)	(13,148)	(10,201)
2031	—	(5,486)	(62)	(5,548)	(5,548)
2032	—	(5,667)	—	(5,667)	(5,667)
2033	—	(962)	—	(962)	(962)

Total	(49,815)	(36,238)	(14,668)	(100,721)	(86,152)

Contractual maturities of financial liabilities At 31 December 2023	Brazil	USA	Others	Total contractual cash flows	Carrying amount non-current liabilities
2025	(21,532)	—	—	(21,532)	(18,764)
2026	(11,034)	—	—	(11,304)	(9,510)
2027	(10,051)	—	—	(10,051)	(6,535)
2028	(10,051)	—	—	(10,051)	(5,786)
2029	(10,051)	—	—	(10,051)	(5,123)
2030	(5,863)	—	—	(5,863)	(2,713)

Total	(68,582)	—	—	(68,582)	(48,431)

(d)	Sensitivity analysis
The Group monitors and evaluates the market risk related to its financial investments portfolio periodically to assess its volatility, through changes that can significantly impact its financial results. Considering a period of one day and the historical results over the past year, the following Value at Risk (VAR) parameters were used:

•	0.17% (or R$ 2.4 million) of the financial investment portfolio for a confidence interval of 95% on December 31, 2024 (0.26% or R$ 3.2 million on December 31, 2023).

•	0.27% (or R$ 3.8 million) of the financial investment portfolio for a confidence interval of 99% on December 31, 2024 (0.53% or R$ 6.8 million on December 31, 2023).
Additionally, the Group evaluated the financial investment portfolio on December 31, 2024 and 2023, through stress scenarios according to the main risk factors related to its investments, as presented in the table below:

			Financial Impact (**)
Risk Factor	Variation in	Stress Scenario (*)	12/31/2024	12/31/2023
Current inflation	Inflation index	-100bps	3.1	12.3
Exchange traded real estate funds	Share prices	-10%	(12.4)	(14.4)
Brazilian stock prices	Share prices	-10%	(4.4)	(9.3)
Fixed-rate offshore rates	US yield curve	-100bps	(53.0)	(34.9)
Foreign exchange rate	Foreign exchange rates	10%(***)	(9.4)	(0.4)
Domestic base overnight rate	Domestic base overnight rate	-100bps	(4.2)	(6.0)

(*)	bps - basis point (1bps = 0,01%)
(**)	In millions of Brazilian reais
(***)	Brazilian reais devaluation against US Dollars
An equal change in the opposite direction of the stress scenario would have affected the financial investment portfolio by a similar amount, on the basis that all other variables remain constant.